Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2025
Related Party Transactions and Balances [Abstract]
Related Party Transactions and Balances

17. Related Party Transactions and Balances

Related Parties

Name of related parties	Relationship with the Company
Jiulong You	CEO of the Company’s significant operating subsidiary, Pinnacle Food Inc.
Li Xia Du	Chairman, Director, and substantial stockholder
Jing Yang Zhao	Daughter of Li Xia Du, substantial stockholder
Xuesong Pang	Director and Chief Data Officer
Wencai Pan	Chief Financial Officer
Bing Zhao	Husband of Li Xia Du
Yongsheng Zhao	Father of Bing Zhao
Steel Magnolia Investment Ltd	A company wholly-owned by Li Xia Du
Kowloon Investment Holding Limited	A company wholly-owned by Jiulong You
VSH Services Inc.	The Company’s controlling person, Bing Zhao, is the husband of Li Xia Du.

Related Party transactions

The Company had the following related party transactions:

(i)	During the year ended December 31, 2025, the Company repaid a shareholder loan of US$505,399 provided by Ms. Li Xia Du. During the years ended December 31, 2024 and 2023, advances in the aggregate amounts of US$244,064 and US$38,888, respectively, were made by Ms. Li Xia Du to support the Company’s working capital needs.

(ii)	During the year ended December 31, 2024, the Company repaid Mr. Zhao US$27,799, which was a loan advanced by Mr. Zhao prior to 2022 to support the Company’s working capital needs.

(iii)	Steel Magnolia Investment Ltd, the landlord under one of the Company’s operating leases, is owned by Ms. Du. During the years ended December 31, 2025, 2024 and 2023, the Company paid Steel Magnolia Investment Ltd, US$70,799, US$36,205 and US$30,587, respectively, in lease expenses.
(iv)

During the year ended December 31, 2025, the Company acquired land and buildings for US$1.3 million from Steel Magnolia Investment Ltd., a company owned by Ms. Du, to be used as a laboratory for research and development purposes. Steel Magnolia Investment Ltd. paid the Goods and Services Tax of US$46,466 (CAD$68,036) on behalf of the Company.

(v)	During the year ended December 31, 2024, Kowloon Investment Holding Limited invested US$400,000 to purchase 380,000 Class A Common Shares of the Company.

(vi)	During the year ended December 31, 2025, the Company entered into a consulting services agreement with VSH Services Inc. for approximately US$171,698 (CAD$240,000) to obtain capital markets and business consulting services.

(vii)	In September 2025, the Company entered into a secured bank loan agreement for a principal amount approximately US$1.0 million, or CAD1.4 million. The loan bears interest at a fixed rate of 4.77% per annum and is repayable in monthly. The loan has a two-year term and matures in September 2027, at which time all outstanding principal and accrued interest will become due. The loan is secured by the Company’s land and buildings, and is guaranteed by Li Xia Du, a director and substantial shareholder of the Company.

Due to related party balance

The Company’s balances due to related parties as of December 31, 2025 and 2024 were as follows:

	December 31, 2025	December 31, 2024
	US$	US$
Steel Magnolia Investment Ltd	49,640	—
Li Xia Du	29,185	518,763
Total	78,825	518,763

The amounts due to related parties as of December 31, 2025 and 2024 are unsecured, interest-free, and are due on demand.